Accrued expenses and other current liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Consulting and professional fees	$ 551	$ 954
Research and development	1,060	0
Payroll and related benefits	1,437	3,493
Other	12	155
Accrued expenses and other current liabilities	$ 3,060	$ 4,602